Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Normal obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		¥ 447,717	¥ 785,194
2019		614,629	588,599
2018		550,698	588,535
2017		556,355	600,179
2016		571,772	741,969
Prior to 2016		5,039,717	4,599,546
Revolving loan		0	0
Total		7,780,888	7,904,022
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		130,034	431,277
2019		319,234	154,675
2018		131,507	127,379
2017		107,610	88,649
2016		73,837	85,042
Prior to 2016		353,742	317,237
Revolving loan		507,467	526,703
Total		1,623,431	1,730,962
Watch obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		481	2,041
2019		1,894	1,075
2018		845	1,566
2017		1,783	1,343
2016		1,142	2,127
Prior to 2016		40,431	39,046
Revolving loan		0	0
Total		46,576	47,198
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		18,393	50,212
2019		41,274	14,288
2018		13,092	10,450
2017		9,820	5,888
2016		5,015	3,713
Prior to 2016		8,469	5,796
Revolving loan		9,915	10,545
Total		105,978	100,892
Nonaccrual loans | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		10,775	20,706
2019		7,452	2,268
2018		1,175	1,399
2017		1,349	1,421
2016		1,100	1,640
Prior to 2016		33,144	35,135
Revolving loan		0	0
Total		54,995	62,569
Nonaccrual loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		28,342	32,594
2019		9,376	2,086
2018		1,800	1,145
2017		1,062	901
2016		899	837
Prior to 2016		8,949	8,780
Revolving loan		12,973	12,557
Total		63,401	58,900
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		21,045,296	32,546,989
2019		15,600,109	13,017,576
2018		11,641,372	11,493,988
2017		10,046,247	4,770,628
2016		4,133,948	4,060,946
Prior to 2016		11,763,462	9,508,600
Revolving loan		12,955,336	13,182,140
Total		87,185,770	88,580,867
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		10,290,193	18,340,767
2019		10,085,257	7,937,280
2018		7,287,737	8,546,670
2017		7,757,000	3,613,978
2016		3,207,297	3,392,467
Prior to 2016		10,370,717	8,293,428
Revolving loan		8,132,277	8,444,369
Total		57,130,478	58,568,959
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		10,755,103	14,206,222
2019		5,514,852	5,080,296
2018		4,353,635	2,947,318
2017		2,289,247	1,156,650
2016		926,651	668,479
Prior to 2016		1,392,745	1,215,172
Revolving loan		4,823,059	4,737,771
Total		30,055,292	30,011,908
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		844,284	1,466,468
2019		266,527	80,260
2018		85,704	128,702
2017		125,215	71,943
2016		72,379	75,389
Prior to 2016		425,654	389,777
Revolving loan		1,100	12,615
Total		1,820,863	2,225,154
Financing Receivables Not Impaired | Normal obligors | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	48,602	51,874
2019	[1]	24,845	135,135
2018	[1]	132,967	241,418
2017	[1]	221,456	24,097
2016	[1]	0	84,244
Prior to 2016	[1]	144,044	60,281
Revolving loan	[1]	139,047	162,622
Total	[1]	710,961	759,671
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		8,189,714	14,351,596
2019		8,020,885	6,173,182
2018		5,614,210	6,884,219
2017		6,241,858	2,384,565
2016		2,078,317	2,105,541
Prior to 2016		3,590,252	2,256,613
Revolving loan		6,537,575	6,819,851
Total		40,272,811	40,975,567
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		308,157	633,438
2019		496,873	463,744
2018		431,411	397,656
2017		339,670	224,791
2016		203,267	205,687
Prior to 2016		563,176	502,707
Revolving loan		521,714	518,612
Total		2,864,268	2,946,635
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		65,240	96,177
2019		44,751	78,727
2018		53,723	26,569
2017		24,142	157,256
2016		158,689	0
Prior to 2016		3,532	4,474
Revolving loan		61,176	69,320
Total		411,253	432,523
Financing Receivables Not Impaired | Normal obligors | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	636,823	1,030,080
2019	[2]	345,528	317,635
2018	[2]	197,395	275,695
2017	[2]	249,809	18,272
2016	[2]	16,127	1,497
Prior to 2016	[2]	1,506	3,105
Revolving loan	[2]	28,627	25,145
Total	[2]	1,475,815	1,671,429
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		9,887,658	12,813,813
2019		4,993,722	4,614,310
2018		4,023,459	2,558,432
2017		1,961,077	922,526
2016		730,828	655,823
Prior to 2016		1,347,278	1,143,658
Revolving loan		4,614,140	4,501,155
Total		27,558,162	27,209,717
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		1,130	2,100
2019		1,569	2,342
2018		1,978	1,468
2017		1,199	1,034
2016		522	1,074
Prior to 2016		3,510	1,401
Revolving loan		17	18
Total		9,925	9,437
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		951	4,312
2019		5,118	3,594
2018		1,145	2,164
2017		576	635
2016		161	31
Prior to 2016		0	0
Revolving loan		0	0
Total		7,951	10,736
Financing Receivables Not Impaired | Watch obligors | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	0	0
2019	[1]	0	0
2018	[1]	0	0
2017	[1]	0	0
2016	[1]	0	0
Prior to 2016	[1]	0	0
Revolving loan	[1]	0	0
Total	[1]	0	0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		81,285	151,406
2019		96,286	86,390
2018		84,448	86,199
2017		81,316	61,785
2016		47,014	40,907
Prior to 2016		64,902	35,681
Revolving loan		140,816	128,363
Total		596,067	590,731
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		33,846	62,300
2019		36,441	24,245
2018		31,820	30,007
2017		27,171	13,547
2016		13,205	13,536
Prior to 2016		34,406	24,430
Revolving loan		30,506	29,041
Total		207,395	197,106
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0	0
2019		0	0
2018		0	0
2017		0	0
2016		0	0
Prior to 2016		0	20,118
Revolving loan		0	0
Total		0	20,118
Financing Receivables Not Impaired | Watch obligors | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	0	6,341
2019	[2]	5,390	0
2018	[2]	152	78
2017	[2]	608	0
2016	[2]	0	4,774
Prior to 2016	[2]	0	0
Revolving loan	[2]	0	0
Total	[2]	6,150	11,193
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		149,058	196,054
2019		106,849	36,915
2018		40,203	72,529
2017		44,477	54,514
2016		19,720	894
Prior to 2016		16,717	25,009
Revolving loan		110,385	127,553
Total		487,409	513,468
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0	0
2019		0	0
2018		40	0
2017		0	14
2016		0	0
Prior to 2016		14	13
Revolving loan		0	0
Total		54	27
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0	0
2019		0	0
2018		0	0
2017		0	0
2016		0	0
Prior to 2016		0	0
Revolving loan		0	0
Total		0	0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	0	0
2019	[1]	0	0
2018	[1]	0	0
2017	[1]	0	0
2016	[1]	0	0
Prior to 2016	[1]	0	0
Revolving loan	[1]	0	0
Total	[1]	0	0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		84,652	219,111
2019		121,840	196,945
2018		198,406	38,490
2017		38,431	129,066
2016		136,798	28,650
Prior to 2016		54,315	9,547
Revolving loan		199,683	194,607
Total		834,125	816,416
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		62,960	78,238
2019		22,583	10,794
2018		8,509	7,341
2017		3,328	5,168
2016		2,391	3,154
Prior to 2016		9,516	8,852
Revolving loan		31,481	28,853
Total		140,768	142,400
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0	0
2019		0	710
2018		653	0
2017		0	0
2016		0	0
Prior to 2016		0	0
Revolving loan		0	0
Total		653	710
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Financial institutions borrower
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	0	0
2019	[2]	0	0
2018	[2]	0	0
2017	[2]	0	0
2016	[2]	0	0
Prior to 2016	[2]	0	0
Revolving loan	[2]	0	0
Total	[2]	0	0
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		15,194	61,657
2019		17,043	29,657
2018		36,032	12,547
2017		7,935	3,034
2016		765	4,417
Prior to 2016		20,188	17,394
Revolving loan		8,714	14,580
Total		105,871	143,286
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0	0
2019		0	0
2018		0	0
2017		0	0
2016		0	0
Prior to 2016		0	0
Revolving loan		0	0
Total		¥ 0	¥ 0

[1]	Banks and other financial institutions of domestic includes mainly banks and securities companies.
[2]	Banks and other financial institutions of foreign includes mainly banks.